Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 5,013	$ 4,845
Product sales	4,955	4,791
Interest, dividends and other	58	54
Costs and expenses	3,563	3,226
Production costs	2,361	2,151
Exploration costs	267	196
Related Party Transactions	(13)	(8)
General and administrative expenses/(recoveries)	213	207
Royalties paid	142	142
Market development costs	6	6
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Interest expense	151	135
Accretion expense	24	21
Employment severance costs	8	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income/(loss) before income tax provision	1,450	1,619
Taxation expense	(555)	(452)
Equity income in associates	18	53
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	913	1,220
Preferred Stock Dividends	0	0
Net income/(loss)	913	1,220
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Comprehensive income	845	715
Comprehensive income attributable to noncontrolling interests	(12)	(26)
Comprehensive income attributable to AngloGold Ashanti	833	689
ASSETS
Current Assets	3,040		2,631
Cash and cash equivalents	1,123	1,075	1,112	586
Restricted cash	61		35
Receivables, inter-group balances and other current assets	1,856		1,484
Property, plant and equipment, net	7,216		6,123
Acquired properties, net	764		779
Goodwill	193		182
Other intangibles, net	86		31
Inventory, Noncurrent	174		31
Materials on the leach pad	430		393
Other long-term assets and deferred taxation assets	1,335		1,015
Total assets	13,238		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,685		919
Other non-current liabilities	64		63
Long Term Debt	2,737		2,473
Derivatives	28		93
Deferred taxation liabilities	1,452		1,242
Provision for environmental rehabilitation	713		653
Other accrued liabilities	369		35
Provision for pension and other post-retirement medical benefits	204		185
Commitments and contingencies	0		0
Equity	5,986	5,248	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,784		8,740
Accumulated (deficit)/profit	(2,010)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(863)		(796)
Total AngloGold Ashanti stockholders' equity	5,924		5,382
Noncontrolling interests	62		140
Total liabilities and equity	13,238		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,792	2,007
Product sales	1,649	1,889
Interest, dividends and other	143	118
Costs and expenses	1,313	1,943
Production costs	843	824
Exploration costs	16	13
Related Party Transactions	(13)	(8)
General and administrative expenses/(recoveries)	171	186
Royalties paid	32	54
Market development costs	3	3
Depreciation, depletion and amortization	236	276
Impairment of assets	0	11
Interest expense	3	4
Accretion expense	8	9
Employment severance costs	5	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	9	564
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	479	64
Taxation expense	(140)	(225)
Equity income in associates	15	47
Equity income/(loss) in subsidiaries	590	1,353
Income/(loss) from continuing operations	944	1,239
Preferred Stock Dividends	(44)	(51)
Net income/(loss)	900	1,188
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Comprehensive income	833	689
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	833	689
ASSETS
Current Assets	1,101		833
Cash and cash equivalents	93	471	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,007		444
Property, plant and equipment, net	2,018		1,940
Acquired properties, net	156		167
Goodwill	0		0
Other intangibles, net	44		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	5,019		4,362
Total assets	8,338		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,321		889
Other non-current liabilities	52		49
Long Term Debt	31		33
Derivatives	0		0
Deferred taxation liabilities	668		641
Provision for environmental rehabilitation	152		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	190		170
Commitments and contingencies	0		0
Equity	5,924		5,382
Stock issued	13		13
Additional paid in capital	8,784		8,740
Accumulated (deficit)/profit	(2,010)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(863)		(796)
Total AngloGold Ashanti stockholders' equity	5,924		5,382
Noncontrolling interests	0		0
Total liabilities and equity	8,338		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	1	0
Product sales	0	0
Interest, dividends and other	1	0
Costs and expenses	41	85
Production costs	0	0
Exploration costs	13	14
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(10)	36
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	64	52
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(26)	(17)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(40)	(85)
Taxation expense	(4)	(1)
Equity income in associates	3	6
Equity income/(loss) in subsidiaries	473	656
Income/(loss) from continuing operations	432	576
Preferred Stock Dividends	0	0
Net income/(loss)	432	576
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	432	576
Comprehensive income	434	576
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	434	576
ASSETS
Current Assets	3,189		2,469
Cash and cash equivalents	683	325	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,506		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,552		3,558
Total assets	7,741		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,579		1,550
Other non-current liabilities	0		0
Long Term Debt	1,739		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,423		3,483
Stock issued	5,065		5,269
Additional paid in capital	540		435
Accumulated (deficit)/profit	(1,178)		(2,220)
Accumulated Other Comprehensive Income And Reserves	(4)		(1)
Total AngloGold Ashanti stockholders' equity	4,423		3,483
Noncontrolling interests	0		0
Total liabilities and equity	7,741		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	3,381	2,983
Product sales	3,306	2,902
Interest, dividends and other	75	81
Costs and expenses	2,206	660
Production costs	1,518	1,327
Exploration costs	238	169
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	54	17
Royalties paid	110	88
Market development costs	3	3
Depreciation, depletion and amortization	352	307
Impairment of assets	2	3
Interest expense	84	79
Accretion expense	16	12
Employment severance costs	3	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	(1,149)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income/(loss) before income tax provision	1,175	2,323
Taxation expense	(411)	(226)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	764	2,097
Preferred Stock Dividends	(44)	(52)
Net income/(loss)	720	2,045
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	707	2,013
Comprehensive income	708	1,958
Comprehensive income attributable to noncontrolling interests	(12)	(26)
Comprehensive income attributable to AngloGold Ashanti	696	1,932
ASSETS
Current Assets	3,979		3,486
Cash and cash equivalents	347	279	266	320
Restricted cash	60		34
Receivables, inter-group balances and other current assets	3,572		3,186
Property, plant and equipment, net	5,198		4,183
Acquired properties, net	608		612
Goodwill	209		198
Other intangibles, net	42		22
Inventory, Noncurrent	174		31
Materials on the leach pad	430		393
Other long-term assets and deferred taxation assets	1,055		815
Total assets	11,695		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	4,475		2,992
Other non-current liabilities	41		46
Long Term Debt	967		1,446
Derivatives	28		93
Deferred taxation liabilities	780		596
Provision for environmental rehabilitation	561		506
Other accrued liabilities	369		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,460		4,011
Stock issued	937		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(979)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,222		6,277
Total AngloGold Ashanti stockholders' equity	4,399		3,872
Noncontrolling interests	61		139
Total liabilities and equity	11,695		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(161)	(145)
Product sales	0	0
Interest, dividends and other	(161)	(145)
Costs and expenses	3	538
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(2)	(32)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	5	570
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(164)	(683)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(1,063)	(2,009)
Income/(loss) from continuing operations	(1,227)	(2,692)
Preferred Stock Dividends	88	103
Net income/(loss)	(1,139)	(2,589)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,139)	(2,589)
Comprehensive income	(1,130)	(2,508)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(1,130)	(2,508)
ASSETS
Current Assets	(5,229)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(5,229)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(9,291)		(7,720)
Total assets	(14,536)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(5,690)		(4,512)
Other non-current liabilities	(29)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	4		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,821)		(7,354)
Stock issued	(6,002)		(6,166)
Additional paid in capital	(759)		(654)
Accumulated (deficit)/profit	2,157		5,741
Accumulated Other Comprehensive Income And Reserves	(4,218)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,822)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (14,536)		$ (11,893)